INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

The effective rate differs from the statutory rate of 26.9% as of December 31, 2023 and 2022 due to the following:

	December 31, 2023	December 31, 2022
Statutory rate on pre-tax book loss	26.9%	26.9%
Other	0	33.6%
Valuation allowance	(26.9)%	(60.5)%
	0.00%	0.00%

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The Company’s deferred taxes as of December 31, 2023 and 2022 consist of the following:

	December 31, 2023	December 31, 2022
Non-Current deferred tax asset:
Net operating loss carry-forwards	$43,329,000	$36,977,000
Stock based compensation	9,680,000	9,291,000
Research and development costs	2,409,000	1,411,000
Valuation allowance	(55,418,000)	(47,679,000)
Net non-current deferred tax asset	$-	$-